Segment Reporting (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Summary of information for reportable segments
Rental Income		$ 603,410,000		$ 539,911,000	[1]	$ 522,181,000	[1]
Resident fees and services		51,006,000		0		0
Interest income		40,855,000		40,885,000		40,063,000
Other income		7,245,000		7,788,000		10,521,000
Total Revenues		702,516,000		596,643,000	[1]	572,765,000	[1]
Property Operating Expenses		86,465,000		48,965,000	[1]	46,629,000	[1]
Net Operating Income		616,051,000	[1]	547,678,000		526,136,000
Real Estate Depreciation/Amortization		202,543,000		164,923,000	[1]	163,045,000	[1]
Interest Expense		160,960,000		109,772,000	[1]	141,059,000	[1]
Total assets		9,451,734,000		6,367,186,000
Senior Housing Triple Net [Member]
Summary of information for reportable segments
Rental Income		382,904,000		358,109,000	[1]	345,053,000	[1]
Resident fees and services		51,006,000		0		0
Interest income		36,176,000		35,945,000		35,143,000
Other income		3,386,000		5,309,000		5,994,000
Total Revenues		473,472,000		399,363,000	[1]	386,190,000	[1]
Property Operating Expenses		32,621,000		0		0
Net Operating Income		440,851,000		399,363,000		386,190,000
Real Estate Depreciation/Amortization	126,717,000			101,300,000	[1]	98,675,000	[1]
Interest Expense		22,905,000		12,622,000	[1]	7,176,000	[1]
Total assets		5,837,312,000	[1]	4,135,065,000
Medical Facilities [Member]
Summary of information for reportable segments
Rental Income		220,506,000		181,802,000	[1]	177,128,000	[1]
Resident fees and services		0		0		0
Interest income		4,679,000		4,940,000		4,920,000
Other income		985,000		9,368,000		2,835,000
Total Revenues		226,170,000		196,110,000	[1]	184,883,000	[1]
Property Operating Expenses		53,844,000		48,965,000	[1]	46,629,000	[1]
Net Operating Income		172,326,000		147,145,000		138,254,000
Real Estate Depreciation/Amortization		75,826,000		63,623,000	[1]	64,370,000	[1]
Interest Expense		24,926,000		20,584,000	[1]	21,828,000	[1]
Total assets		3,389,441,000		2,140,044,000
Non-segment/Corporate [Member]
Summary of information for reportable segments
Rental Income		0		0		0
Resident fees and services		0		0		0
Interest income		0		0		0
Other income		2,874,000		1,170,000		1,692,000
Total Revenues		2,874,000		1,170,000	[1]	1,692,000	[1]
Property Operating Expenses		0		0		0
Net Operating Income		2,874,000		1,170,000		1,692,000
Real Estate Depreciation/Amortization		0		0		0
Interest Expense		113,129,000		76,566,000	[1]	112,055,000	[1]
Total assets		$ 224,981,000		$ 92,077,000

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